Debt - Minimum Repayments Long Term Debt (Details) $ in Millions	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
2017	$ 32.8
2018	27.9
2019	27.1
2020	78.9
2021	72.8
Later years	40.9
Total	280.4
Capital leases
Debt Instrument [Line Items]
2017	18.5
2018	14.8
2019	11.1
2020	9.1
2021	7.6
Later years	5.9
Total	67.0
Other long-term debt
Debt Instrument [Line Items]
2017	14.3
2018	13.1
2019	16.0
2020	69.8
2021	65.2
Later years	35.0
Total	$ 213.4